FILM PARTICIPATION FINANCING LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FILM PARTICIPATION FINANCING LIABILITIES
Term of loan	10 years
Changes in film participation financing liabilities
Balance at the beginning of the period	$ 16,224,219	$ 16,516,169
Received from participants	293,288	3,998,964	10,772,250
Film participation expenses	438,636	321,100	696,101
Payments made during the year	(1,643,112)	(5,093,722)
Withholding tax	(44,391)	(118,721)
Exchange difference	(181,748)	600,429
Balance at the end of the period	15,086,892	16,224,219	16,516,169
Additional disclosures
Payments for film participation expenses	132,223	244,399
Principal payments of film participation liabilities	1,510,889	4,849,323	4,354,761
Principal payments of film participation liabilities	$ 15,086,892